Retirement Benefits (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 44.8	$ 39.9	$ 35.5
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan curtailments	0.0	0.4
Service cost - benefits earned during the year	12.7	16.4	14.1
Interest cost on benefits earned in prior years	105.5	104.8	116.7
Expected return on plan assets	(131.3)	(157.9)	(146.9)
Amortization of prior service cost (credit)	0.3	0.3	1.3
Amortization of net actuarial loss	73.7	65.9	62.6
Curtailment loss	0.0	0.4	0.0
Total retirement benefit expense	60.9	29.9	47.8
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan curtailments	0.0	0.0
Defined Contribution Plan, Cost	1.0	1.0	1.7
Service cost - benefits earned during the year	1.9	2.5	2.4
Interest cost on benefits earned in prior years	14.8	12.7	14.6
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service cost (credit)	(2.9)	(2.9)	(2.9)
Amortization of net actuarial loss	13.5	10.6	9.0
Curtailment loss	0.0	0.0	0.0
Total retirement benefit expense	$ 27.3	$ 22.9	$ 23.1